Intangible Assets - Summary of Estimated Amortization Expense of Intangible Assets (Details) $ in Millions	Dec. 31, 2021 CAD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 60
2023	44
2024	30
2025	24
2026	1
Thereafter	$ 5